ALLIANCE INSTITUTIONAL RESERVES

ANNUAL REPORT
APRIL 30, 2000



LETTER TO SHAREHOLDERS                          ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

June 4, 2000

Dear Shareholder:

This report provides you with an overview of the economic conditions during Alliance Institutional Reserves' annual reporting period ended April 30, 2000. Alliance Institutional Reserves consists of five portfolios--Prime, Government, Tax-Free, Trust, and Treasury.

INVESTMENT OBJECTIVE AND POLICIES
Each Portfolio's investment objectives are--in the following order of priority--safety of principal, excellent liquidity, and maximum current income (exempt from federal income taxes in the case of the Tax-Free Portfolio) to the extent consistent with the first two objectives.

ECONOMIC COMMENTARY
The past year for the U.S. economy has been remarkable. As we began the new millennium, worldwide economies enjoyed renewed and continued prosperity. Recently, however, economic winds have shifted. U.S. data has pushed expectations in the direction of an economic slowdown.Weakness in auto and chain-store sales, declines in purchases of new and existing homes, a drop in factory orders, a fall-off in construction spending, further softening in manufacturing, and a favorable inflation survey have painted a clear picture of a downshifting economy. The unemployment report showed further economic slowdown with an unexpected decline in private-sector payrolls in May, a two-tenths of 1% increase in the unemployment rate to 4.1%, a decrease in hours-worked, and a tiny 1[cent] month-on-month increase in hourly earnings. There can be little doubt that the U.S. economy has slowed during the second quarter from its first quarter growth pace of 5.4%.

The U.S. economy, we believe, has stepped back a bit and slowed down but not to the degree necessary to eliminate existing inflationary imbalances. During the second and third quarters, we do expect final demand growth to fall toward 4% while production gains move toward 3% . . . but two quarters of below-potential growth will not relieve labor market pressures, and it certainly will not solve the massive U.S. trade problem. To the contrary, four-to-six quarters of growth between 2% and 4% appear to be required. This latter possibility describes the desirable "soft" landing; the alternative "hard" landing implies an even sharper deceleration, albeit more compressed, including the chance of negative growth.

So far, activity in the market with the recent rebound in stock prices and fall in interest rates, are based on the hope that the Federal Reserve has done enough to achieve a soft landing. Indeed, a pause in the Fed's tightening program is possible and perhaps even prudent. But these asset price movements are actually self-defeating, since they will stimulate spending and cause the economy to reaccelerate later this year. Eventually, the Fed will need to tighten further--we estimate by as much as 100 basis points by year-end. Asset prices will subsequently retreat, borrowing costs will rise, consumer confidence will finally fall from its lofty perch, and with a little luck, the U.S. economy will make a soft landing during 2001.

Our longer-term optimism is very much intact, and a calm, deliberate approach now will leave investors well-positioned for the next leg up in this unprecedented bull market.

Thank you for your continued interest in Alliance Institutional Reserves. We look forward to reporting to you in the future.

Sincerely,


Ronald M. Whitehill
President


1


STATEMENT OF NET ASSETS
APRIL 30, 2000                ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
  (000)     SECURITY                            YIELD           VALUE
-------------------------------------------------------------------------------
            COMMERCIAL PAPER-56.6%
            ABBEY NATIONAL NA
 $  39,000  6/27/00                             6.11%      $  38,622,707
    30,000  9/28/00                             6.24          29,220,000
            AEGON FUNDING CORP. N.V.
    33,000  6/27/00                             6.12          32,680,230
    22,000  9/26/00                             6.23          21,436,531
            AMERICAN GENERAL CORP.
    16,000  5/19/00                             6.07          15,951,440
            AMERICAN GENERAL FINANCE
    11,000  5/15/00                             6.05          10,974,119
    22,000  6/29/00                             6.09          21,780,422
            ASSET BACKED CAPITAL FINANCE
    33,000  6/26/00 (a)                         6.10          32,686,867
            ASSET SECURITIZATION CORP.
    40,000  5/15/00 (a)                         6.07          39,905,578
    24,000  6/15/00 (a)                         6.08          23,817,600
            ASSOCIATES CORP. B.V.
    49,000  5/15/00                             5.91          48,887,382
            ASSOCIATES CORP. OF NORTH AMERICA
    15,000  5/18/00                             6.07          14,957,004
            BAA PLC
    40,000  5/17/00                             6.05          39,892,444
            BANQUE CAISSE D'EPARGNE L'ETAT
    40,000  6/21/00                             5.60          39,682,667
    25,000  5/15/00                             5.90          24,942,639
            BANQUE GENERALE DU LUXEMBOURG
    30,000  5/12/00                             6.03          29,944,725
            BARTON CAPITAL CORP.
    25,000  5/22/00 (a)                         6.08          24,911,333
    26,493  5/26/00 (a)                         6.09          26,380,957
            CBA (FINANCE) DELAWARE, INC.
    54,000  5/01/00                             6.08          54,000,000
            CENTRIC CAPITAL CORP.
    28,165  5/30/00 (a)                         6.10          28,026,600
            CIT GROUP, INC.
    22,000  6/26/00                             6.08          21,791,929
    22,000  6/27/00                             6.08          21,788,213
    22,000  6/27/00                             6.10          21,787,517
            CONCORD MINUTE-A
    22,000  7/10/00 (a)                         6.15          21,736,917
            CORPORATE ASSET FUNDING CORP.
    16,000  6/22/00 (a)                         6.08          15,859,484
            CORPORATE RECEIVABLES CORP.
    22,000  5/22/00 (a)                         6.03          21,922,615
            CS FIRST BOSTON, INC.
    33,000  6/13/00 (a)                         6.07          32,760,741
            CXC, INC.
    22,000  5/22/00 (a)                         6.03          21,922,615
            DAIMLERCHRYSLER CORP.
    33,500  5/22/00                             6.05          33,381,773
    33,500  6/28/00                             6.08          33,171,849
            DEN DANSKE CORP.
    32,000  5/15/00                             6.02          31,925,084
            EXXON PROJECT
   160,000  5/15/00                             6.05         159,623,556
            FORTIS FUNDING
    25,000  6/23/00                             6.11          24,775,118
     2,000  6/27/00                             6.11           1,980,652
            FOUR WINDS FUNDING CORP.
    30,000  6/21/00 (a)                         6.15          29,738,625
            GALAXY FUNDING, INC.
    50,000  5/08/00 (a)                         6.10          49,940,695
     7,000  5/25/00 (a)                         6.25           6,970,833
            GENERAL MOTORS ACCEPTANCE CORP.
    67,000  6/28/00                             6.09          66,342,618
            GOLDEN FUNDING CORP.
    15,742  5/11/00                             6.06          15,715,501
    12,000  5/16/00                             6.08          11,969,600
    11,000  5/15/00                             6.09          10,973,948
            GOLDMAN SACHS GROUP L.P.
    70,000  5/22/00                             6.05          69,752,958
            GOTHAM FUNDING
    29,854  5/12/00 (a)                         6.10          29,798,356
    14,000  5/02/00 (a)                         6.13          13,997,616
            GOVERNMENT DEVELOPMENT BANK OF
            PUERTO RICO
    36,500  5/05/00                             6.04          36,475,504
            GREENWICH FUNDING CORP.
    51,279  5/15/00 (a)                         6.04          51,158,551
            ING INSURANCE HOLDINGS, INC.
    35,000  5/10/00                             5.91          34,948,287
    11,000  5/19/00                             6.03          10,966,835
     3,000  6/08/00                             6.10           2,980,652
    18,000  6/28/00                             6.15          17,821,795
            LEXINGTON PARKER CAPITAL CORP.
    22,000  5/15/00 (a)                         6.07          21,948,068
            MARKET STREET FUNDING CORP.
    26,000  5/17/00 (a)                         6.05          25,930,089
            MORGAN STANLEY DEAN WITTER
    45,000  6/15/00                             6.07          44,658,562
            NATIONAL CITY CORP.
    67,000  5/15/00                             6.04          66,842,624
            NATIONAL RURAL UTILITY CORP.
    42,000  6/15/00                             6.10          41,679,750


2


                              ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
  (000)     SECURITY                           YIELD               VALUE
-------------------------------------------------------------------------------
            OLD LINE FUNDING
 $  19,000  5/22/00 (a)                         6.06%      $  18,932,835
     5,000  5/03/00 (a)                         6.08           4,998,311
            PREFERRED RECEIVABLES FUNDING
    40,000  5/15/00 (a)                         6.08          39,905,422
    34,000  5/23/00 (a)                         6.09          33,873,464
            ROYAL BANK OF SCOTLAND
    47,000  5/15/00                             6.03          46,889,785
            SAN PAOLO-IMI
    13,000  5/31/00                             5.80          12,937,167
            SANTANDER FINANCE
    30,000  5/15/00                             5.90          29,931,167
    22,000  6/28/00                             6.12          21,783,080
            SVENSKA HANDELSBANKEN
    15,000  6/28/00                             6.11          14,852,342
            SWEETWATER FUNDING
    28,682  5/26/00 (a)                         6.09          28,560,699
            TASMANIAN PUBLIC FINANCE CORP.
    20,000  6/28/00                             6.13          19,802,478
            THAMES ASSET GLOBAL SECURITIZATION
    19,176  5/15/00 (a)                         5.92          19,131,853
    34,000  6/30/00 (a)                         6.15          33,651,500
            WESTWAYS FUNDING IV
    35,500  5/22/00 (a)                         6.10          35,373,679
            WESTWAYS FUNDING V, LTD.
    33,000  5/09/00 (a)                         6.09          32,955,340
            WINDMILL FUNDING CORP.
    44,000  6/26/00 (a)                         6.15          43,579,067

            Total Commercial Paper
            (amortized cost $2,160,898,964)                2,160,898,964

            CERTIFICATES OF DEPOSIT-20.6%
            BARCLAYS BANK PLC
    15,000  5.61%, 6/14/00                      5.66          14,999,133
    45,000  6.16%, 6/14/00 FRN                  6.21          44,997,377
            DEUTSCHE BANK
    35,000  5.44%, 6/01/00                      5.49          34,998,573
    49,000  6.03%, 3/13/01 FRN                  6.07          48,983,303
            DRESDNER BANK AG
    83,000  6.46%, 12/11/00                     6.46          83,000,000
            FIRST UNION NATIONAL BANK FRN
    41,000  6.16%, 8/29/00                      6.05          41,012,218
            LANDESBANK-HESSEN-THUERINGEN
    15,000  5.92%, 9/29/00                      5.98          14,996,441
            LLOYDS BANK PLC
    22,000  6.20%, 6/29/00                      6.20          22,000,000
            MERITA-NORDBANKEN PLC
    29,000  6.08%, 5/01/00                      6.08          29,000,000
            NATIONAL WESTMINSTER BANK
    25,000  5.67%, 7/05/00                      5.71          24,998,295
            NORDEUTSCHE LANDESBANK
    20,000  5.26%, 5/18/00                      5.30          19,999,641
    30,000  6.20%, 12/01/00                     6.27          29,988,265
            RABOBANK NEDERLAND
    15,000  5.35%, 5/24/00                      5.40          14,999,546
    20,000  6.68%, 2/12/01                      6.71          19,994,777
            ROYAL BANK OF CANADA
    50,000  5.86%, 8/09/00                      5.90          49,994,759
            SAN PAOLO-IMI
    10,000  6.02%, 6/07/00                      6.02          10,000,000
    50,000  6.21%, 6/30/00                      6.21          50,000,000
            SOUTHTRUST BANK
    25,000  5.98%, 5/16/00                      5.98          25,000,000
    40,000  6.20%, 6/15/00                      6.20          40,000,000
            SVENSKA HANDELSBANKEN
    50,000  6.01%, 5/08/00                      6.01          50,000,000
            U.S. BANK NA FRN
    15,000  6.17%, 8/28/00                      6.17          15,000,000
            UBS FINANCE DELAWARE
    10,000  5.22%, 5/10/00                      5.27           9,999,905
    15,000  5.29%, 5/19/00                      5.34          14,999,644
    25,000  5.34%, 5/30/00                      5.39          24,999,046
    23,000  5.36%, 5/30/00                      5.61          22,995,328
    14,000  5.60%, 6/23/00                      5.74          13,996,988
            WACHOVIA BANK NA
    14,000  5.95%, 9/11/00                      5.95          14,000,000

            Total Certificates of Deposit
            (amortized cost $784,953,239)                    784,953,239

            CORPORATE OBLIGATIONS-15.4%
            ALLSTATE LIFE INSURANCE FUNDING
            AGREEMENT FRN
    25,000  6.18%, 5/01/00 (b)                  6.18          25,000,000
    25,000  6.25%, 11/01/00 (b)                 6.25          25,000,000
            ASSET BACKED CAPITAL
    10,000  6.17%, 11/15/00 FRN (a)             6.17          10,000,000
    22,000  6.80%, 2/07/01 MTN (a)              6.80          22,000,000
            BETA FINANCE, INC. FRN
    38,000  6.73%, 9/15/00 (a)                  6.73          38,000,000
            CENTAURI CORP. USA, INC. FRN
    43,000  6.74%, 9/08/00 (a)                  6.74          43,000,000
            DORADA FINANCE, INC. MTN
    38,000  6.02%, 9/15/00 (a)                  6.02          38,000,000
            HARTFORD LIFE INSURANCE CO.
            FUNDING AGREEMENT FRN
    40,000  6.13%, 6/01/00                      6.13          40,000,000
            MERRILL LYNCH & CO., INC. MTN
    77,000  6.11%, 4/12/01                      6.12          76,992,661
            METLIFE FUNDING AGREEMENT FRN
    50,000  6.12%, 6/01/00                      6.12          50,000,000
            PRUDENTIAL INSURANCE CO. OF
            AMERICA FRN
    16,000  6.14%, 11/30/00                     6.14          16,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)                   ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)     SECURITY                           YIELD            VALUE
-------------------------------------------------------------------------------
            SIGMA FINANCE, INC.
$  50,000   6.16%, 6/30/00 FRN (a)              6.16%      $  50,000,000
    55,000  6.26%, 6/29/00 FRN (a)              6.26          55,000,000
    20,000  6.30%, 7/25/00 MTN (a)              6.30          20,000,000
            TOYOTA MOTOR CREDIT CORP. FRN
    34,000  6.66%, 9/21/00                      6.66          34,000,000
            TRAVELERS LIFE FUNDING
            AGREEMENT FRN
    20,000  6.11%, 1/15/01                      6.11          20,000,000
    25,000  6.22%, 7/21/00 (b)                  6.22          25,000,000

            Total Corporate Obligations
            (amortized cost $587,992,661)                    587,992,661

            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS-3.9%
            FEDERAL HOME LOAN BANK
    43,000  6.13%, 10/16/00 FRN                 6.23          42,979,793
    40,000  6.40%, 2/09/01 MTN                  6.42          39,992,892
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION MTN
    25,000  6.48%, 10/05/00                     6.53          24,994,757
            STUDENT LOAN MARKETING
            ASSOCIATION FRN
    40,000  6.48%, 10/04/00                     6.53          39,991,664

            Total U.S. Government & Agency
            Obligations
            (amortized cost $147,959,106)                    147,959,106

            TIME DEPOSITS-2.9%
            STATE STREET BANK AND TRUST CO.
    58,900  5.88%, 5/01/00                      5.88          58,900,000
            SUNTRUST BANK
    50,000  6.03%, 5/01/00                      6.03          50,000,000

            Total Time Deposits
            (amortized cost $108,900,000)                    108,900,000

            BANK OBLIGATIONS-1.8%
            AMERICAN EXPRESS CENTURION BANK FRN
    40,000  6.30%, 5/04/00                      6.30          40,000,000
            FIRST NATIONAL BANK
    10,000  5.60%, 6/14/00                      5.65           9,999,422
            LASALLE NATIONAL BANK NA
    20,000  6.50%, 10/30/00                     6.50          20,000,000

            Total Bank Obligations
            (amortized cost $69,999,422)                      69,999,422

            TOTAL INVESTMENTS-101.2%
            (amortized cost $3,860,703,392)                3,860,703,392
            Other assets less liabilities-(1.2%)             (45,762,232)

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,788,445,395 Class A shares,
            1,871,289,692 Class B shares
            and 155,313,232 Class C
            shares outstanding)                         $  3,814,941,160


See Glossary of Terms on page 18.

See notes to financial statements.


4


STATEMENT OF NET ASSETS
APRIL 30, 2000           ALLIANCE INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)     SECURITY                           YIELD            VALUE
-------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS-56.6%
            FEDERAL HOME LOAN BANK-22.0%
 $   5,000  6.13%, 10/16/00 FRN                 6.13%      $   4,997,650
    10,000  6.37%, 7/28/00 FRN                  6.37           9,997,836
     5,000  6.40%, 2/09/01 MTN                  6.41           4,999,112
     5,000  6.49%, 10/06/00 FRN                 6.49           4,998,523
    14,000  6.50%, 2/15/01 MTN                  6.59          13,990,072
     8,100  5.10%, 5/17/00                      5.17           8,099,766
     8,100  5.15%, 5/19/00                      5.23           8,099,661
     8,000  5.415%, 6/14/00                     5.46           7,999,648
     5,000  5.48%, 7/13/00                      5.58           4,999,043
     5,000  5.56%, 7/14/00                      5.58           4,999,757
     2,040  5.625%, 6/02/00                     5.74           2,039,513
     1,500  6.45%, 5/22/00                      5.80           1,500,473
     3,500  5/31/00                             5.80           3,483,579
     1,000  5.26%, 5/26/00                      5.85             999,592
     1,000  5.47%, 8/17/00                      5.85             998,702
    55,000  5/01/00                             5.90          55,000,000
     3,000  6.05%, 11/03/00                     6.05           2,999,893
     4,000  9/15/00                             6.30           3,906,688
                                                          ----------------
                                                             144,109,508
            FEDERAL HOME LOAN MORTGAGE
            CORP.-14.9%
     4,500  5.99%, 12/06/00 MTN                 6.15           4,495,719
    40,300  5/02/00                             5.93          40,293,395
    10,000  5/16/00                             5.96           9,975,375
     5,000  5/11/00                             5.99           4,991,736
    10,000  5/12/00                             6.00           9,981,819
    15,000  6/08/00                             6.05          14,905,475
    10,000  6/22/00                             6.07           9,913,622
     3,000  6/15/00                             6.11           2,977,388
                                                          ----------------
                                                              97,534,529
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION-12.9%
    14,000  5.00%, 5/05/00 MTN                  5.23          13,999,400
     5,000  5.10%, 5/19/00 MTN                  5.71           4,998,468
     2,000  5.12%, 5/12/00 MTN                  5.71           1,999,556
     4,200  5.89%, 12/22/00 MTN                 6.35           4,187,678
     2,800  5.90%, 12/01/00 MTN                 6.15           2,795,984
     4,500  5.92%, 12/07/00 MTN                 6.11           4,494,915
    10,000  6.06%, 7/17/00 FRN                  6.06           9,998,951
     7,000  6.36%, 8/16/00                      5.76           7,011,855
     2,000  6.20%, 6/26/00                      5.80           2,000,931
     2,000  5.56%, 7/24/00                      5.85           1,998,401
     3,000  6/15/00                             5.95           2,978,325
     5,000  6/22/00                             6.04           4,957,678
     2,000  6/15/00                             6.11           1,984,925
     8,000  6/29/00                             6.14           7,920,678
     3,500  9/21/00                             6.30           3,414,776
     5,000  9/28/00                             6.37           4,871,458
     5,000  9/28/00                             6.38           4,871,354
                                                          ----------------
                                                              84,485,333
            STUDENT LOAN MARKETING
            ASSOCIATION-6.7%
    10,000  6.46%, 11/17/00 FRN                 6.50           9,996,175
    15,000  6.48%, 8/10/00 FRN                  6.49          14,998,758
     5,000  6.48%, 10/12/00 FRN                 6.53           4,997,592
    10,000  6.48%, 11/15/00 FRN                 6.51           9,997,349
     4,000  6.05%, 9/14/00                      5.96           4,000,214
                                                          ----------------
                                                              43,990,088
            FEDERAL FARM CREDIT BANK-0.1%
     1,000  7/24/00                             5.85           1,000,400

            Total U.S. Government & Agency
            Obligations
            (amortized cost $371,119,858)                    371,119,858

            REPURCHASE AGREEMENTS-42.8%
            DEUTSCHE BANK
    20,000  5.98%, dated 4/11/00, due
            05/15/00 in the amount of
            $20,112,956 (cost $20,000,000;
            collateralized by $20,700,000
            FHLMDN, 7/03/00,
            value $20,461,319) (c)              5.98          20,000,000
            FUJI
    25,000  5.85%, dated 4/28/00, due
            5/01/00 in the amount of
            $25,012,188 (cost $25,000,000;
            collateralized by $25,570,000
            FHLMDN, 5/11/00,
            value $25,511,000)                  5.85          25,000,000
            GOLDMAN SACHS & CO.
    30,000  5.85%, dated 4/28/00, due
            5/01/00 in the amount of
            $30,014,625 (cost $30,000,000;
            collateralized by $36,052,000
            FNMA, 6.00%, 1/01/29,
            value $30,844,000)                  5.85          30,000,000
            GREENWICH FUNDING CORP.
    20,000  5.97%, dated 4/12/00, due
            5/12/00 in the amount of
            $20,099,500 (cost $20,000,000;
            collateralized by $21,600,000
            FHLMC, 5.00%, 1/15/04,
            value $20,366,625) (f)              5.97          20,000,000
            MERRILL LYNCH & CO., INC.
    25,000  5.80%, dated 4/28/00, due
            5/01/00 in the amount of
            $25,012,083 (cost $25,000,000;
            collateralized by $30,443,000
            FNMA pool #460013, 6.82%, 7/01/28,
            value $25,642,000)                  5.80          25,000,000


5


STATEMENT OF NET ASSETS
(CONTINUED)              ALLIANCE INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)    SECURITY                           YIELD            VALUE
-------------------------------------------------------------------------------
            MORGAN (J.P.) & CO.
$   33,000  5.80%, dated 4/28/00, due
            5/01/00 in the amount of
            $33,015,950 (cost $33,000,000;
            collateralized by $39,521,000
            FHLMC, 6.00%, 1/01/29,
            value $33,827,000)                  5.80%      $  33,000,000
            MORGAN STANLEY DEAN WITTER
    30,000  5.98%, dated 4/11/00, due
            5/11/00 in the amount of
            $30,149,500 (cost $30,000,000;
            collateralized by $31,400,000
            FNMA, 5.625%, 5/15/04,
            value $30,462,906) (c)              5.98          30,000,000
            PAINE WEBBER, INC.
    15,000  5.97%, dated 4/14/00, due
            5/16/00 in the amount of
            $15,079,600 (cost $15,000,000;
            collateralized by $16,270,000
            FNMA pool #522157,
            1.00%, 2/01/30, value
            $16,322,751) (c)                    5.97          15,000,000
            PAINE WEBBER, INC.
    20,000  6.00%, dated 4/10/00, due
            5/10/00 in the amount of
            $20,100,000 (cost $20,000,000;
            collateralized by $22,800,000
            GNMA, 7.50%, 3/15/28,
            value $20,143,807) (c)              6.00          20,000,000
            PRUDENTIAL SECURITIES, INC.
    18,000  6.03%, dated 3/31/00, due
            5/01/00 in the amount of
            $18,093,465 (cost $18,000,000;
            collateralized by $19,420,000
            FHLMC pool # C30263, 7.00%,
            8/01/29, value
            $18,431,943) (c)                    6.03          18,000,000
            STATE STREET BANK AND TRUST CO.
     9,300  5.78%, dated 4/28/00, due
            5/01/00 in the amount of
            $9,304,480 (cost $9,300,000;
            collateralized by $9,405,000
            USTN, 6.375%, 1/31/02,
            value $9,487,294)                   5.78           9,300,000
            UBS FINANCE, INC.
    20,000  5.97%, dated 4/14/00, due
            5/15/00 in the amount of
            $20,102,817 (cost $20,000,000;
            collateralized by $20,230,000
            FHLMC, 6.40%, 2/08/01,
            value $20,502,843) (c)              5.97          20,000,000
            UBS FINANCE, INC.
    15,000  6.00%, dated 4/11/00, due
            5/11/00 in the amount of
            $15,075,000 (cost $15,000,000;
            collateralized by $15,310,000
            FHLB, 6.66%, 4/06/01,
            value $15,370,765) (c)              6.00          15,000,000

            Total Repurchase Agreements
            (amortized cost $280,300,000)                    280,300,000

            TOTAL INVESTMENTS-99.4%
            (amortized cost $651,419,858)                    651,419,858
            Other assets less liabilities-0.6%                 4,037,366

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            442,366,845 Class A shares,
            197,691,304 Class B shares
            and 15,535,863 Class C shares
            outstanding)                                   $ 655,457,224


See Glossary of Terms on page 18.

See notes to financial statements.


6


STATEMENT OF NET ASSETS
APRIL 30, 2000             ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
  (000)     SECURITY(D)                        YIELD            VALUE
-------------------------------------------------------------------------------
            MUNICIPAL BONDS-94.4%
            ALABAMA-1.7%
            ALABAMA SPECIAL CARE
            FACILITIES AUTHORITY
            (Ascension Health)
            Series 99B
 $  10,000  11/15/39 (e)                        5.05%      $  10,000,000
            ARAB IDB
            (SCI Manufacturing, Inc.)
            Series 89
       150  8/01/00 (e)                         6.35             150,000
            SELMA IDA
            (Specialty Minerals Project)
            Series 94
     4,000  11/01/09 (e)                        5.15           4,000,000
                                                          ----------------
                                                              14,150,000
            ALASKA-6.2%
            ALASKA HOUSING FINANCE CORP.
            (University of Alaska)
            Series 97A
    16,205  12/01/27 (e)                        5.15          16,205,000
            ALASKA IDA
            (American President Lines)
            Series 91
     6,495  11/01/09 (e)                        5.20           6,495,000
            ALASKA IDA
            (Fairbanks Gold Mining, Inc.)
            Series 97 AMT
     4,400  5/01/09 (e)                         5.05           4,400,000
            ANCHORAGE
            (Electric Utility Revenue)
            Series D
     3,200  12/01/26 (e)                        5.05           3,200,000
            VALDEZ MARINE IDA
            (Exxon Pipeline Co. Project)
            Series 85
    21,600  10/01/25 (e)                        6.05          21,600,000
                                                          ----------------
                                                              51,900,000
            ARIZONA-4.0%
            MARICOPA IDA MFHR
            (Gran Victoria Housing)
            Series 00A
     4,500  4/15/30 (e)                         5.90           4,500,000
            MARICOPA PCR
            (Arizona Public Service-
            Palo Verde Project)
            Series 94E
    12,100  5/01/29 (e)                         6.05          12,100,000
            PIMA COUNTY IDA
            (Tuscon Electric Co. Project)
            Series 82A
     4,900  12/01/22 (e)                        5.05           4,900,000
            PINAL IDA
            (Newmont)
    12,100  12/01/09 (e)                        5.95          12,100,000
                                                          ----------------
                                                              33,600,000
            ARKANSAS-1.3%
            ARKANSAS HOSPITAL EQUIPMENT
            FINANCE AUTHORITY
            (AHA Pooled Financing Program)
            Series 98A
    10,700  11/01/28 (e)                        5.10          10,700,000
            CALIFORNIA-0.5%
            STUDENT EDUCATION LOAN
            MARKETING CORP.
            (California Student Revenue)
            Series 93A
     4,000  11/01/02 (e)                        5.05           4,000,000
            COLORADO-2.6%
            CASTLE PINES METROPOLITAN
            DISTRICT LIMITED GO
            Series 99
    14,000  12/01/28 (e)                        5.10          14,000,000
            UNIVERSITY OF COLORADO
            (Certificates of Participation)
            Series A
     8,000  7/01/18 (e)                         3.50           8,000,000
                                                          ----------------
                                                              22,000,000
            DELAWARE-1.8%
            DELAWARE ECONOMIC
            DEVELOPMENT AUTHORITY
            (Delmarva Power & Light)
            Series 93C
     9,200  10/01/28 (e)                        5.10           9,200,000
            DELAWARE ECONOMIC
            DEVELOPMENT AUTHORITY
            (Delmarva Power & Light)
            Series 99A
     6,065  7/01/24 (e)                         5.00           6,065,000
                                                          ----------------
                                                              15,265,000
            DISTRICT OF COLUMBIA-2.5%
            DISTRICT OF COLUMBIA
            (American Society for
            Micro Biology)
            Series 99A
     3,000  1/01/29 (e)                         5.05           3,000,000
            DISTRICT OF COLUMBIA GO
            Series 91B-3
     4,500  6/01/03 (e)                         6.10           4,500,000
            DISTRICT OF COLUMBIA GO
            Series 92A-1
     4,700  10/01/07 (e)                        6.15           4,700,000
            DISTRICT OF COLUMBIA GO
            Series 92A-2
     3,000  10/01/07 (e)                        6.15           3,000,000


7


STATEMENT OF NET ASSETS
(CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
  (000)     SECURITY(D)                        YIELD             VALUE
-------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA GO
            Series 92A-3
  $  5,900  10/01/07 (e)                        6.15%       $  5,900,000
                                                          ----------------
                                                              21,100,000
            FLORIDA-4.2%
            BROWARD COUNTY HFA MFHR
            (Fishermens Landing)
            Series 99
     6,700  11/01/07 (e)                        5.05           6,700,000
            BROWARD COUNTY HFA MFHR
            (Reflections Apartments)
            Series 99
     5,000  12/01/29 (e)                        5.05           5,000,000
            DADE COUNTY
            (Capital Asset)
            Series 90
     4,575  10/01/10 (e)                        5.15           4,575,000
            DADE COUNTY IDA
            (Florida Light & Power)
            Series 93
    13,400  6/01/21 (e)                         6.05          13,400,000
            GULF BREEZE
            (Florida Muni Bond Fund)
            Series A
     5,300  3/31/21 (e)                         5.10           5,300,000
                                                          ----------------
                                                              34,975,000
            GEORGIA-5.7%
            BIBB COUNTY DEVELOPMENT AUTHORITY
            (Trustee of Mount De Sales Academy)
            Series 00
     6,000  3/01/20 (e)                         5.10           6,000,000
            COLUMBIA ELDERLY AUTHORITY
            RESIDENTIAL CARE FACILITIES
            (Augusta Residential Center
            on Aging)
     3,255  1/01/21 (e)                         5.10           3,255,000
            FLOYD COUNTY DEVELOPMENT AUTHORITY
            (Darlington School Project)
            Series 00
    19,500  3/01/20 (e)                         5.05          19,500,000
            FULTON COUNTY
            (Spelman College Project)
            Series 99
     8,000  11/01/20 (e)                        5.10           8,000,000
            FULTON COUNTY HFA MFHR
            (Hampton Hills Apts. Project)
     5,000  6/01/23 (e)                         5.10           5,000,000
            GAINESVILLE & HALL COUNTY
            (Senior Living Facility
            Lanier Village)
            Series 99A
     5,500  11/15/10 (e)                        5.20           5,500,000
                                                          ----------------
                                                              47,255,000
            ILLINOIS-10.3%
            AURORA KANE & DUPAGE IDA
            (Jania Family LLC Project)
            Series 99 AMT
     6,500  12/01/29 (e)                        5.20           6,500,000
            CHICAGO GAS SUPPLY REVENUE
            (Peoples Gas Light & Coke)
            Series 00A
     3,000  3/01/30 (e)                         5.03           3,000,000
            CHICAGO GAS SUPPLY REVENUE
            (Peoples Gas Light & Coke)
            Series 00B
     8,000  3/01/30 (e)                         5.15           8,000,000
            DES PLAINES COOK COUNTY IDA
            (CP Partners LLC Project)
            Series 97A
     6,685  11/01/15 (e)                        5.20           6,685,000
            ELMHURST
            (Joint Comm. Health Organization)
            Series 88
     3,100  7/01/18 (e)                         5.15           3,100,000
            ILLINOIS DEVELOPMENT FINANCE
            AUTHORITY
            (Amerencips Project)
            Series 00
    25,000  3/01/14 (e)                         5.05          25,000,000
            ILLINOIS DEVELOPMENT FINANCE
            AUTHORITY
            (AMR Pooled Financing Program)
            Series 99A
    10,000  10/01/29 (e)                        5.10          10,000,000
            ILLINOIS DEVELOPMENT FINANCE
            AUTHORITY
            (D.E. Akin Seed Project)
            AMT
     1,000  11/01/04 (e)                        5.20           1,000,000
            ILLINOIS HEALTH FACILITIES
            AUTHORITY
            (Lifelink Corp.)
            Series A
    10,000  2/15/16 (e)                         5.20          10,000,000


8


                           ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
  (000)     SECURITY(D)                        YIELD            VALUE
-------------------------------------------------------------------------------
            ILLINOIS HOUSING
            DEVELOPMENT AUTHORITY
            (Single Family Housing Revenue)
            Series B-1
$    4,385  12/22/00 (e)                        4.21%       $  4,385,000
            TINLEY PARK SPECIAL
            ASSESSMENT DISTRICT
            (Millennium Lakes Development)
     7,335  2/01/08 (e)                         5.10           7,335,000
            VERNON HILLS IDA
            (Kinder Care Center)
            Series C
       550  2/01/01 (e)                         5.60             550,000
                                                          ----------------
                                                              85,555,000
            INDIANA-3.5%
            INDIANA DEVELOPMENT
            FINANCE AUTHORITY
            (Alcoa, Inc. Project)
            Series 99
    13,905  1/01/17 (e)                         5.10          13,905,000
            INDIANA HEALTH FACILITY
            AUTHORITY
            (Hartsfield Village)
            Series 97B
     4,000  8/15/27 (e)                         5.20           4,000,000

            INDIANAPOLIS
            (Local Public Improvement
            Bond Bank)
            Series F
    11,000  7/10/00                             3.90          11,012,350
                                                          ----------------
                                                              28,917,350
            KANSAS-1.1%
            LENEXA HEALTH CARE FACILITY
            (Lakeview Village)
            Series A
     9,160  5/15/26 (e)                         5.20           9,160,000

            KENTUCKY-0.8%
            BARBOURVILLE COLLEGE REVENUE
            (Union College Project)
            Series A
     3,500  8/01/23 (e)                         5.10           3,500,000
            JEFFERSONTOWN
            (League of Cities Fund Trust)
            Series 00
     3,000  3/01/30 (e)                         5.05           3,000,000
                                                          ----------------
                                                               6,500,000
            LOUISIANA-2.3%
            LOUISIANA PUBLIC FACILITY
            AUTHORITY
            (Hospital Equipment Finance Project)
            Series 85A
    18,700  12/01/10 (e)                        5.05          18,700,000

            MAINE-0.4%
            MAINE FINANCE AUTHORITY
            (Barber Foods, Inc.)
            Series 90B AMT
     1,145  12/01/06 (e)                        5.35           1,145,000
            WESTBROOK IDA
            (D & G Group Project)
            AMT
     2,465  5/01/17 (e)                         5.20           2,465,000
                                                          ----------------
                                                               3,610,000
            MARYLAND-1.1%
            MARYLAND COMMUNITY
            DEVELOPMENT DEPT.
            (Housing & Community Development)
            Series G AMT
     9,000  8/30/00                             3.65           9,000,000

            MASSACHUSETTS-0.2%
            MASSACHUSETTS STATE
            HEALTH & EDUCATION FACILITY
            (Capital Asset Program)
            Series 85A
     1,915  1/01/35 (e)                         5.85           1,915,000

            MICHIGAN-0.9%
            MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY
            (Mt. Clemens General Hospital)
            Series 00
     7,200  3/01/15 (e)                         5.25           7,200,000

            MINNESOTA-1.9%
            BECKER IDA
            (Northern States Power)
            Series 00A
    10,000  4/01/30 (e)                         5.05          10,000,000
            COTTAGE GROVE
            (Minnesota Mining &
            Manufacturing Co. Project)
     1,000  8/01/12 (e)                         4.75           1,000,000
            EDEN PRAIRIE IDA
            (Kinder Care Project)
            Series C
       465  2/01/01 (e)                         5.60             465,000
            MINNEAPOLIS ST. PAUL
            HFA SFMR
            (City Living Home Program)
            Series 99B-2
     4,000  8/01/00                             3.65           4,000,000
                                                          ----------------
                                                              15,465,000
            MISSISSIPPI-0.3%
            MISSISSIPPI BUSINESS
            FINANCE AUTHORITY
            (Triton Systems, Inc.)
            Series 98A AMT
     2,500  12/01/13 (e)                        5.30           2,500,000


9


STATEMENT OF NET ASSETS
(CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
  (000)     SECURITY(D)                        YIELD            VALUE
-------------------------------------------------------------------------------
            MISSOURI-1.4%
            BLUE SPRINGS IDA
            (Kinder Care Project)
            Series C
 $     540  2/01/01 (e)                         5.60%         $  540,000
            BOONE COUNTY IDA
            (Minnesota Mining &
            Manufacturing Co. Project)
       500  12/01/25 (e)                        4.70             500,000
            MISSOURI HEALTH &
            EDUCATIONAL FACILITY
            (Deaconess Long Term Care)
            Series 96A
    10,690  12/01/16 (e)                        5.15          10,690,000
                                                          ----------------
                                                              11,730,000
            NEW HAMPSHIRE-1.2%
            NEW HAMPSHIRE EDUCATIONAL
            & HEALTH FACILITY
            (Hunt Community Issue)
            Series 96
     7,620  5/01/26 (e)                         5.10           7,620,000
            NEW HAMPSHIRE HOUSING
            DEVELOPMENT AUTHORITY
            (Single Family Mortgage Revenue)
            Series 99C
     2,000  12/01/00                            3.96           2,000,000
                                                          ----------------
                                                               9,620,000
            NEW MEXICO-0.6%
            NEW MEXICO MORTGAGE
            FINANCE AUTHORITY
            (Single Family Mortgage Revenue)
            Series 99-6
     5,000  6/15/00                             3.96           5,000,000

            NEW YORK-3.4%
            NEW YORK STATE
            DORMITORY AUTHORITY
            (Memorial Sloan-Kettering)
            Series 89B
    24,600  7/01/19 (e)                         6.05          24,600,000
            NEW YORK/NEW JERSEY PORT AUTHORITY
            (Versatile Structure)
            Series 96-5
     3,800  8/01/24 (e)                         6.00           3,800,000
                                                          ----------------
                                                              28,400,000
            NORTH CAROLINA-0.5%
            NORTH CAROLINA MEDICAL CARE FACILITY
            (Pooled Finance Project)
            Series 96A
     4,400  10/01/16 (e)                        6.00           4,400,000

            OHIO-4.6%
            CLINTON COUNTY HOSPITAL AUTHORITY
            (Ohio Hospital Capital, Inc.)
            Series 99
     7,845  7/01/29 (e)                         5.10           7,845,000
            OHIO WATER DEVELOPMENT AUTHORITY
            (Philip Morris Co.)
            Series 97
    27,500  9/01/18 (e)                         5.20          27,500,000
            WARREN COUNTY IDA
            (Pioneer Industrial Components
            Project)
            Series 85
     2,500  12/01/05 (e)                        5.75           2,500,000
                                                          ----------------
                                                              37,845,000
            OKLAHOMA-0.6%
            OKLAHOMA DEVELOPMENT
            FINANCE AUTHORITY
            (Oklahoma Hospital Pooled Loan
            Program)
            Series 99A
     5,000  6/01/29 (e)                         5.10           5,000,000

            OREGON-1.5%
            OREGON STATE HOUSING & COMMUNITY
            SERVICES AUTHORITY
            (Single Family Mortgage Revenue)
            Series 99G
     4,200  6/29/00                             3.46           4,200,000
            OREGON STATE HOUSING & COMMUNITY
            SERVICES AUTHORITY
            (Single Family Mortgage Revenue)
            Series N
     8,180  11/02/00                            3.85           8,180,000
                                                          ----------------
                                                              12,380,000
            PENNSYLVANIA-5.5%
            ALLEGHENY COUNTY IDA
            (United Jewish Federation Project)
            Series 96A
    11,350  10/01/26 (e)                        5.10          11,350,000
            MONTGOMERY COUNTY HIGHER
            EDUCATION & HEALTH AGENCY
            Series 97A
     9,960  4/01/17 (e)                         5.15           9,960,000
            MONTGOMERY COUNTY HIGHER
            EDUCATION & HEALTH AGENCY
            Series 97A
    14,050  8/01/21 (e)                         5.15          14,050,000


10


                           ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
  (000)     SECURITY(D)                        YIELD             VALUE
-------------------------------------------------------------------------------
            MONTGOMERY COUNTY IDA
            (Kinder Care Project)
            Series D
$      400  10/01/00 (e)                        5.60%       $    400,000
            PHILADELPHIA COUNTY IDA
            (Cliveden Maplewood Project)
            Series 99
     8,840  1/01/24 (e)                         5.10           8,840,000
            VENANGO IDA
            (Penzoil Co. Project)
            Series 82A
       285  12/01/12 (e)                        4.85             285,000
            YORK COUNTY GENERAL AUTHORITY
            (Pooled Finance Revenue)
            Series 96
       655  9/01/26 (e)                         5.10             655,000
                                                          ----------------
                                                              45,540,000
            SOUTH CAROLINA-1.1%
            BERKELEY COUNTY IDA
            (Amoco Chemical Co. Project)
            Series 94
     2,500  7/01/12 (e)                         6.05           2,500,000
            BERKELEY COUNTY IDA
            (Nucor Corp. Project)
            Series 97 AMT
     3,900  4/01/30 (e)                         5.15           3,900,000
            SOUTH CAROLINA JOB
            DEVELOPMENT AUTHORITY
            (Baptist Healthcare)
            Series 95
     3,000  8/01/17 (e)                         5.05           3,000,000
                                                          ----------------
                                                               9,400,000
            TENNESSEE-3.3%
            CLARKSVILLE PUBLIC
            BUILDING AUTHORITY
            Series 97
    10,600  11/01/27 (e)                        5.10          10,600,000
            KNOX HEALTH EDUCATIONAL
            & HOUSING BOARD AUTHORITY
            (The Solutions Group, Inc. Project)
            Series 99
     8,000  5/01/29 (e)                         5.10           8,000,000
            METRO NASHVILLE AIRPORT AUTHORITY
            (American Airlines)
            Series A
     8,600  10/01/12 (e)                        6.00           8,600,000
                                                          ----------------
                                                              27,200,000
            TEXAS-9.1%
            DALLAS AREA RAPID TRANSIT AUTHORITY
            (North Central Light Rail Project)
            Series 00
    25,600  1/05/05 (e)                         5.05%         25,600,000
            GRAYSON COUNTY IDA
            (Aluminum Co. of America)
     7,000  12/01/02 (e)                        5.30           7,000,000
            GULF COAST WASTE
            DISPOSAL AUTHORITY
            (Exxon Corp. Project)
     4,500  6/01/20 (e)                         6.05           4,500,000
            METROPOLITAN HIGHER
            EDUCATION AUTHORITY
            (University of Dallas)
            Series 99
     7,000  5/01/19 (e)                         5.15           7,000,000
            NORTH CENTRAL HEALTH
            FACILITY DEVELOPMENT
            (Northwest Senior Housing Corp.)
            Series C
     7,500  11/15/29 (e)                        5.20           7,500,000
            NORTH HIGHER EDUCATION AUTHORITY
            (Student Loan Revenue)
            Series 00A
     6,500  9/01/02 (e)                         5.15           6,500,000
            PORT OF PORT ARTHUR
            NAVIGATION DISTRICT OF JEFFERSON
            (Texaco, Inc. Project)
            Series 94
     3,000  10/01/24 (e)                        6.10           3,000,000
            SOUTHWEST HIGHER EDUCATION
            AUTHORITY
            (Southern Methodist University)
     3,900  7/01/15 (e)                         6.10           3,900,000
            TEXAS STATE TRAN
            Series 99A
    10,400  8/31/00                             4.50          10,426,468
                                                          ----------------
                                                              75,426,468
            VERMONT-2.8%
            VERMONT HEFA
            (Capital Asset Financing Program)
            Series 97-1
     9,530  6/01/22 (e)                         5.05           9,530,000
            VERMONT HEFA
            (Capital Asset Financing Program)
            Series 97-2
    14,015  6/01/27 (e)                         5.05          14,015,000
                                                          ----------------
                                                              23,545,000


11

STATEMENT OF NET ASSETS
(CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
  (000)     SECURITY(D)                        YIELD             VALUE
-------------------------------------------------------------------------------
            WASHINGTON-2.1%
            WASHINGTON STATE PUBLIC
            POWER SUPPLY
            (Nuclear Project Number 3)
            Series B Pre-refunded
 $  17,350  7/01/00                             3.80%      $  17,799,159

            WEST VIRGINIA-0.2%
            KEYSER IDR
            (Keyser Associates Project)
     1,650  7/01/14 (e)                         5.10           1,650,000

            WISCONSIN-2.1%
            MANITOWOC IDA
            (Jagemann Stamping Co.)
            Series 98 AMT
     1,618  4/01/11 (e)                         5.25           1,618,000
            MILWAUKEE IDA
            (Goodwill Industries)
            Series 99
     7,675  7/01/19 (e)                         5.15           7,675,000
            WAUSAU PCR
            (Minnesota Mining &
            Manufacturing Co. Project)
     1,600  8/01/17 (e)                         4.75           1,600,000
            WISCONSIN STATE HEALTH
            & EDUCATIONAL FACILITIES
            (Aurora Health Care)
            Series 99C
     6,630  2/15/29 (e)                         5.10           6,630,000
                                                          ----------------
                                                              17,523,000
            WYOMING-1.1%
            LINCOLN PCR
            (Exxon Corp.)
     8,700  11/01/14 (e)                        5.95           8,700,000

            Total Municipal Bonds
            (amortized cost $784,625,977)                    784,625,977

            COMMERCIAL PAPER-5.2%
            ARIZONA-1.1%
            SALT RIVER AGRICULTURAL AUTHORITY
            (Improvement & Power District)
     9,200  5/03/00                             3.85           9,200,000

            NEVADA-1.3%
            LAS VEGAS VALLEY WATER AUTHORITY
            (SNWA Revenue)
            Series A
    11,000  5/02/00                             3.80          11,000,000

            TEXAS-1.8%
            DALLAS RAPID TRANSIT AUTHORITY
            (Sales Tax Revenue)
            Series '98B
    10,000  5/05/00                             3.80          10,000,000
            UNIVERSITY OF TEXAS
            (Board of Regents Revenue)
            Series A
     5,000  5/10/00                             3.96           5,000,000
                                                          ----------------
                                                              15,000,000
            VIRGINIA-1.0%
            NORFOLK IDA
            (Sentara Hospital)
     8,000  5/05/00                             3.90           8,000,000

            Total Commercial Paper
            (amortized cost $43,200,000)                      43,200,000

            TOTAL INVESTMENTS-99.6%
            (amortized cost $827,825,977)                    827,825,977
            Other assets less liabilities-0.4%                 3,452,688

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            406,945,000 Class A shares,
            375,323,930 Class B shares
            and 49,093,230 Class C
            shares outstanding)                           $  831,278,665


See Glossary of Terms on page 18.

See notes to financial statements.


12


STATEMENT OF NET ASSETS
APRIL 30, 2000                ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
  (000)     SECURITY                           YIELD            VALUE
-------------------------------------------------------------------------------
            COMMERCIAL PAPER-52.6%
            ABBEY NATIONAL NA
$    7,000  6/27/00                             6.11%       $  6,932,281
     6,000  9/28/00                             6.24           5,844,000
            AEGON FUNDING CORP. N.V.
     7,000  6/27/00                             6.12           6,932,170
     4,000  9/26/00                             6.23           3,897,551
            AMERICAN GENERAL CORP.
     3,000  5/19/00                             6.07           2,990,895
            AMERICAN GENERAL FINANCE
     2,000  5/15/00                             6.05           1,995,294
     4,000  6/29/00                             6.09           3,960,077
            ASSET BACKED CAPITAL FINANCE
     6,000  6/26/00 (a)                         6.10           5,943,067
            ASSET SECURITIZATION CORP.
    10,000  5/15/00 (a)                         6.07           9,976,394
     1,500  6/15/00 (a)                         6.08           1,488,600
            ASSOCIATES CORP. B.V.
    11,000  5/15/00                             5.91          10,974,718
            ASSOCIATES CORP. OF NORTH AMERICA
     2,000  5/18/00                             6.07           1,994,267
            BAA PLC
     6,635  5/17/00                             6.05           6,617,159
            BANQUE CAISSE D'EPARGNE L'ETAT
    35,000  5/15/00                             5.90          34,919,694
            BARTON CAPITAL CORP.
     5,000  5/22/00 (a)                         6.08           4,982,267
            CBA (FINANCE) DELAWARE, INC.
    10,000  5/01/00                             6.08          10,000,000
            CENTRIC CAPITAL CORP.
    10,000  5/15/00 (a)                         6.05           9,976,472
            CIT GROUP, INC.
     4,000  6/26/00                             6.08           3,962,169
     4,000  6/27/00                             6.08           3,961,493
     4,000  6/27/00                             6.10           3,961,367
            CLIPPER RECEIVABLES CORP.
    10,000  5/23/00 (a)                         6.09           9,962,783
            CONCORD MINUTE-A
     4,000  7/10/00 (a)                         6.15           3,952,167
            CORPORATE ASSET FUNDING CORP.
     3,000  6/22/00 (a)                         6.08           2,973,653
            CORPORATE RECEIVABLES CORP.
     4,000  5/22/00 (a)                         6.03           3,985,930
            CS FIRST BOSTON, INC.
     6,800  6/13/00 (a)                         6.07           6,750,698
            CXC, INC.
     4,000  5/22/00 (a)                         6.03           3,985,930
            DAIMLERCHRYSLER CORP.
     6,000  5/22/00                             6.05           5,978,825
     6,000  6/28/00                             6.08           5,941,227
            DEN DANSKE BANK
     5,000  5/18/00                             5.90           4,986,069
     5,000  5/15/00                             6.02           4,988,295
            EXXON PROJECT
    30,000  5/15/00                             6.05          29,929,417
            FOUR WINDS FUNDING CORP.
     4,000  6/21/00 (a)                         6.15           3,965,150
            GALAXY FUNDING, INC.
     8,000  5/08/00 (a)                         6.10           7,990,511
     4,000  5/25/00 (a)                         6.25           3,983,333
            GENERAL MOTORS ACCEPTANCE CORP.
    12,000  6/28/00                             6.09          11,882,260
            GOLDEN FUNDING CORP.
     2,765  5/16/00                             6.08           2,757,996
     2,000  5/15/00                             6.09           1,995,263
            GOLDMAN SACHS GROUP L.P.
    12,000  5/22/00                             6.05          11,957,650
            GOTHAM FUNDING
     6,000  5/02/00 (a)                         6.13           5,998,978
            GOVERNMENT DEVELOPMENT
            BANK OF PUERTO RICO
    10,000  5/05/00                             6.04           9,993,289
            GREENWICH FUNDING CORP.
     9,999  5/15/00 (a)                         6.04           9,975,514
            ING INSURANCE HOLDINGS, INC.
    10,000  5/10/00                             5.91           9,985,225
     3,000  5/19/00                             6.03           2,990,955
            LEXINGTON PARKER CAPITAL CORP.
     4,000  5/15/00 (a)                         6.07           3,990,558
            MARKET STREET FUNDING CORP.
     5,000  5/17/00 (a)                         6.05           4,986,556
            MARSH USA, INC.
    10,000  5/15/00                             5.90           9,977,056
            MORGAN STANLEY DEAN WITTER
     4,500  6/15/00                             6.07           4,465,856
            NATIONAL CITY CORP.
    12,000  5/15/00                             6.04          11,971,813
            NATIONAL RURAL UTILITY CORP.
     8,000  6/15/00                             6.10           7,939,000
            PREFERRED RECEIVABLES FUNDING
     7,630  5/15/00 (a)                         6.08           7,611,959
     6,000  5/22/00 (a)                         6.09           5,978,685
            PRIVATE EXPORT FUNDING CORP.
    25,000  6/30/00                             6.10          24,745,833


13


STATEMENT OF NET ASSETS
(CONTINUED)                   ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)    SECURITY                           YIELD             VALUE
-------------------------------------------------------------------------------
            ROYAL BANK OF SCOTLAND
 $   9,000  5/15/00                             6.03%      $   8,978,895
            SANTANDER FINANCE
    11,000  5/15/00                             5.90          10,974,761
     2,000  6/28/00                             6.12           1,980,280
            THAMES ASSET GLOBAL
            SECURITIZATION
    10,000  5/15/00 (a)                         5.91           9,977,017
            WAL-MART STORES, INC.
     9,494  5/16/00                             6.03           9,470,146
            WESTWAYS FUNDING V, LTD.
     7,000  5/09/00 (a)                         6.09           6,990,527
            WINDMILL FUNDING CORP.
     3,000  6/26/00 (a)                         6.15           2,971,300

            Total Commercial Paper
            (amortized cost $441,231,295)                    441,231,295

            CERTIFICATES OF DEPOSIT-19.5%
            BARCLAYS BANK PLC FRN
    10,000  6.16%, 6/14/00                      6.21           9,999,417
            DEUTSCHE BANK
    10,000  5.44%, 6/01/00                      5.49           9,999,592
     6,000  6.03%, 3/13/01 FRN                  6.07           5,997,956
            DRESDNER BANK AG
    16,000  6.46%, 12/11/00                     6.46          16,000,000
            FIRST UNION NATIONAL BANK FRN
     9,000  6.16%, 8/29/00                      6.05           9,002,682
            LLOYDS BANK PLC
     4,000  6.20%, 6/29/00                      6.20           4,000,000
            NATIONAL WESTMINSTER BANK
     5,000  5.67%, 7/05/00                      5.71           4,999,659
            NORDEUTSCHE LANDESBANK
     5,000  5.26%, 5/18/00                      5.30           4,999,910
     5,000  6.20%, 12/01/00                     6.27           4,998,044
            RABOBANK NEDERLAND
     5,000  6.68%, 2/12/01                      6.71           4,998,694
            ROYAL BANK OF CANADA
    20,000  5.86%, 8/09/00                      5.90          19,997,904
            SAN PAOLO-IMI
     5,000  6.02%, 6/07/00                      6.02           5,000,000
     7,000  6.21%, 6/30/00                      6.21           7,000,000
            SOUTHTRUST BANK
     4,000  5.98%, 5/16/00                      5.98           4,000,000
     8,000  6.20%, 6/15/00                      6.20           8,000,000
            SVENSKA HANDELSBANKEN
    10,000  6.01%, 5/08/00                      6.01          10,000,000
            UBS FINANCE DELAWARE
    10,000  5.22%, 5/10/00                      5.27           9,999,905
     5,000  5.34%, 5/30/00                      5.39           4,999,809
     5,000  5.36%, 5/30/00                      5.61           4,998,985
            U.S. BANK NA FRN
    10,000  6.17%, 8/28/00                      6.17          10,000,000
            WACHOVIA BANK NA
     4,500  5.95%, 9/11/00                      5.95           4,500,000

            Total Certificates of Deposit
            (amortized cost $163,492,557)                    163,492,557

            CORPORATE OBLIGATIONS-15.8%
            ALLSTATE LIFE INSURANCE
            FUNDING AGREEMENT FRN
     5,000  6.18%, 8/31/00 (b)                  6.18           5,000,000
            ASSET BACKED CAPITAL
     6,000  6.17%, 11/15/00 FRN (a)             6.17           6,000,000
     4,000  6.80%, 2/07/01 MTN (a)              6.80           4,000,000
            BETA FINANCE, INC. FRN
    12,000  6.73%, 9/15/00 (a)                  6.73          12,000,000
            CENTAURI CORP. USA, INC. FRN
    11,000  6.74%, 9/08/00 (a)                  6.74          11,000,000
            DORADA FINANCE, INC. MTN
    12,000  6.02%, 9/15/00 (a)                  6.02          12,000,000
            HARTFORD LIFE INSURANCE CO. FRN
    10,000  6.13%, 6/01/00                      6.13          10,000,000
            MERRILL LYNCH & CO., INC. MTN
    16,000  6.11%, 4/12/01                      6.13          15,998,475
            METLIFE FUNDING AGREEMENT FRN
    11,000  6.37%, 10/01/00                     6.37          11,000,000
            PRUDENTIAL INSURANCE CO. OF
            AMERICA FRN
     4,000  6.14%, 11/30/00                     6.14           4,000,000
            SIGMA FINANCE, INC. FRN
    10,000  6.16%, 6/30/00 (a)                  6.16          10,000,000
    12,000  6.26%, 6/29/00 (a)                  6.26          12,000,000
            TOYOTA MOTOR CREDIT CORP. FRN
    10,000  6.66%, 9/21/00                      6.66          10,000,000
            TRAVELERS LIFE FUNDING
            AGREEMENT FRN
     5,000  6.11%, 1/15/01 (b)                  6.11           5,000,000
     5,000  6.20%, 7/21/00 (b)                  6.20           5,000,000

            Total Corporate Obligations
            (amortized cost $132,998,475)                    132,998,475

            TIME DEPOSITS-5.6%
            STATE STREET BANK AND TRUST CO.
    26,800  5.88%, 5/01/00                      5.88          26,800,000
            SUNTRUST BANK
    20,000  6.03%, 5/01/00                      6.03          20,000,000

            Total Time Deposits
            (amortized cost $46,800,000)                      46,800,000



14

                              ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)    SECURITY                           YIELD            VALUE
-------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS-4.6%
            FEDERAL HOME LOAN BANK
 $  10,000  6.13%, 10/16/00 FRN                 6.23%       $  9,995,301
    10,000  6.40%, 2/09/01 MTN                  6.42           9,998,223
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION FRN MTN
     9,000  6.48%, 10/05/00                     6.53           8,998,112
            STUDENT LOAN MARKETING
            ASSOCIATION FRN
    10,000  6.48%, 10/04/00                     6.53           9,997,916

            Total U.S. Government &
            Agency Obligations
            (amortized cost $38,989,552)                      38,989,552

            BANK OBLIGATIONS-2.4%
            AMERICAN EXPRESS CENTURION
            BANK FRN
    10,000  6.30%, 5/04/00                      6.30          10,000,000
            LASALLE NATIONAL BANK NA
    10,000  6.50%, 10/30/00                     6.50          10,000,000

            Total Bank Obligations
            (amortized cost $20,000,000)                      20,000,000

            TOTAL INVESTMENTS-100.5%
            (amortized cost $843,511,879)                    843,511,879
            Other assets less liabilities-(0.5%)              (4,218,069)

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            839,325,179 Class A shares
            outstanding)                                  $  839,293,810


See Glossary of Terms on page 18.

See notes to financial statements.


15


STATEMENT OF NET ASSETS
APRIL 30, 2000             ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)    SECURITY                           YIELD             VALUE
-------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS-29.6%
            U.S. TREASURY NOTES-22.0%
  $  1,500  5.875%, 6/30/00                     5.39%       $  1,501,006
     4,000  5.50%, 5/31/00                      5.52           3,999,596
    65,000  6.375%, 5/15/00                     5.77          65,016,486
    18,000  5.375%, 6/30/00                     5.80          17,983,421
     5,000  5.125%, 8/31/00                     5.91           4,985,470
     1,000  4.50%, 9/30/00                      5.99             993,527
     1,000  4.00%, 10/31/00                     6.07             989,677
     1,000  4.625%, 11/30/00                    6.23             990,693
                                                          ----------------
                                                              96,459,876
            U.S. TREASURY BILLS-7.6%
       500  5/11/00                             5.37             499,274
       500  5/04/00                             5.56             499,773
       500  5/04/00                             5.59             499,772
       500  5/11/00                             5.59             499,239
     5,000  5/11/00                             5.65           4,992,264
       500  5/25/00                             5.70             498,145
     5,000  6/08/00                             5.75           4,969,943
     5,000  6/15/00                             5.75           4,964,500
    15,000  6/29/00                             5.80          14,859,383
     1,000  8/10/00                             5.94             983,828
                                                          ----------------
                                                              33,266,121

            Total U.S. Government Obligations
            (amortized cost $129,725,997)                    129,725,997

            REPURCHASE AGREEMENTS-69.8%
            ABN AMRO
    17,000  5.88%, dated 4/14/00, due
            5/15/00 in the amount of
            $17,086,077 (cost $17,000,000;
            collateralized by $11,729,000
            U.S. Treasury Bond,
            11.25%, 2/15/15,
            value $17,426,410) (c)              5.88          17,000,000
            BARCLAYS DE ZOETE
            WEDD SECURITIES, INC.
    21,000  5.72%, dated 4/28/00, due
            5/01/00 in the amount of
            $21,010,010 (cost $21,000,000;
            collateralized by $18,055,000
            U.S. Treasury Bond,
            10.375%, 11/15/09,
            value $21,426,000) (c)              5.72          21,000,000
            BEAR STEARNS & CO.
    16,000  5.92%, dated 4/11/00, due
            5/02/00 in the amount of
            $16,055,253 (cost $16,000,000;
            collateralized by $11,300,000
            U.S. Treasury Bond,
            10.625%, 8/15/15
            value $16,211,777 and
            $195,000 U.S. Treasury Note,
            8.00%, 5/15/01,
            value $279,761) (c)                 5.92          16,000,000
            CHASE SECURITIES, INC.
    21,000  5.65%, dated 4/28/00, due
            5/01/00 in the amount of
            $21,009,888 (cost $21,000,000;
            collateralized by $22,580,000
            U.S. Treasury Note,
            4.75%, 2/15/04,
            value $21,444,000)                  5.65          21,000,000
            CS FIRST BOSTON CORP.
    17,000  5.88%, dated 4/14/00, due
            5/15/00 in the amount of
            $17,086,077 (cost $17,000,000;
            collateralized by $13,845,000
            U.S. Treasury Bond,
            8.00%, 11/15/21,
            value $17,149,553 and
            $165,000 U.S. Treasury Note
            6.875%, 8/15/25,
            value $180,734) (c)                 5.88          17,000,000
            DEUTSCHE BANK
    21,000  5.69%, dated 4/28/00, due
            5/01/00 in the amount of
            $21,009,958 (cost $21,000,000;
            collateralized by $15,000,000
            U.S. Treasury Note,
            10.625%, 8/15/15,
            value $21,500,000)                  5.69          21,000,000
            DRESDNER BANK AG
    21,000  5.50%, dated 4/28/00, due
            5/01/00 in the amount of
            $21,009,625 (cost $21,000,000;
            collateralized by $21,881,000
            U.S. Treasury Bills,
            1.00%, 9/07/00,
            value $21,416,000)                  5.50          21,000,000
            FIRST CHICAGO CORP.
    21,000  5.70%, dated 4/28/00, due
            5/01/00 in the amount of
            $21,009,975 (cost $21,000,000;
            collateralized by $16,116,000
            U.S Treasury Note, 5.125%,
            8/31/00, value $16,193,000
            and $5,413,000,
            U.S. Treasury Note,
            5.625%, 2/15/06,
            value $5,252,000)                   5.70          21,000,000


16

STATEMENT OF NET ASSETS
(CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)    SECURITY                           YIELD            VALUE
-------------------------------------------------------------------------------
            GOLDMAN SACHS & CO.
 $  21,000  5.66%, dated 4/28/00, due
            5/01/00 in the amount of
            $21,009,905 (cost $21,000,000;
            collateralized by $14,825,000
            U.S. Treasury Bond,
            14.00%, 11/15/11,
            value $21,448,000)                  5.66%      $  21,000,000
            GREENWICH FUNDING CORP.
    21,000  5.70%, dated 4/28/00, due
            5/01/00 in the amount of
            $21,009,975 (cost $21,000,000;
            collateralized by $21,270,000
            U.S. Treasury Note,
            5.25%, 5/31/01,
            value $21,448,000)                  5.70          21,000,000
            MORGAN STANLEY DEAN WITTER
    17,000  5.90%, dated 4/11/00, due
            5/11/00 in the amount of
            $17,083,583 (cost $17,000,000;
            collateralized by $13,320,000
            U.S Treasury Bond,
            8.875%, 8/15/17,
            value $17,090,546 and
            $140,000 U.S. Treasury Note,
            8.00%, 5/15/01,
            value $147,034 and
            $200,000 U.S. Treasury Note,
            7.50%, 11/15/01,
            value $209,038) (c)                 5.90          17,000,000
            NATIONSBANC MONTGOMERY SECURITIES
    21,000  5.68%, dated 4/28/00, due
            5/01/00 in the amount of
            $21,009,940 (cost $21,000,000;
            collateralized by $21,200,000
            U.S. Treasury Bond,
            6.00%, 8/15/00,
            value $21,452,000)                  5.68          21,000,000
            PARIBAS CORP.
    17,000  5.91%, dated 4/12/00, due
            5/12/00 in the amount of
            $17,083,725 (cost $17,000,000;
            collateralized by $13,263,000
            U.S. Treasury Bond,
            8.75%, 5/15/17,
            value $17,099,088 and
            $200,000 U.S. Treasury Note,
            8.125%, 5/15/21,
            value $249,911 and
            $200,000 U.S. Treasury Note,
            5.50%, 8/15/28,
            value $183,963) (c)                 5.91          17,000,000
            SALOMON SMITH BARNEY, INC.
    20,000  5.75%, dated 4/27/00, due
            5/01/00 in the amount of
            $20,012,778 (cost $20,000,000;
            collateralized by $14,385,000
            U.S. Treasury Bond,
            13.875%, 5/15/11,
            value $20,410,685)                  5.75%        $20,000,000
            STATE STREET BANK AND TRUST CO.
    18,700  5.63%, dated 4/28/00, due
            5/01/00 in the amount of
            $18,708,773 (cost $18,700,000;
            collateralized by $18,910,000
            U.S. Treasury Note,
            6.375%, 1/31/02,
            value $19,075,463)                  5.63          18,700,000
            WARBURG SECURITIES
    16,000  5.90%, dated 4/13/00, due
            5/15/00 in the amount of
            $16,083,911 (cost $16,000,000;
            collateralized by $13,502,000
            U.S. Treasury Bond,
            7.875%, 2/15/21,
            value $16,183,367 and
            $190,000 U.S. Treasury Note,
            9.25%, 2/15/16,
            value $248,082) (c)                 5.90          16,000,000

            Total Repurchase Agreements
            (amortized cost $306,700,000)                    306,700,000

            TOTAL INVESTMENTS-99.4%
            (amortized cost $436,425,997)                    436,425,997
            Other assets less liabilities-0.6%                 2,747,634

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            3,893,994 Class A shares,
            85,363,948 Class B shares
            and 349,911,383 Class C
            shares outstanding)                           $  439,173,631



See Glossary of Terms on page 18.

See notes to financial statements.


17


STATEMENT OF NET ASSETS
(CONTINUED)                                     ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to $1,086,376,310, representing 28.5% of net assets on the Prime Portfolio, and $205,398,049, representing 24.5% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $75,000,000, representing 2.0% of net assets on the Prime Portfolio, and $15,000,000, representing 1.8% of net assets on the Trust Portfolio (see Note A to the financial statements).

(c)  Repurchase agreement which is terminable within 7 days.

(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(f) Illiquid security amounted to $20,000,000 representing 3.1% of net assets on the Government Portfolio.

     Glossary of Terms:

     AMT    - Alternative Minimum Tax
     FHLB   - Federal Home Loan Bank
     FHLMC  - Federal Home Loan Mortgage Corporation
     FHLMDN - Federal Home Loan Mortgage Discount Note
     FNMA   - Federal National Mortgage Association
     FRN    - Floating Rate Note
     GNMA   - Government National Mortgage Association
     GO     - General Obligation
     HEFA   - Health & Educational Facility Authority
     HFA    - Housing Finance Agency/Authority
     IDA    - Industrial Development Authority
     IDB    - Industrial Development Board
     IDR    - Industrial Development Revenue
     MFHR   - Multi-Family Housing Revenue
     MTN    - Medium Term Note
     PCR    - Pollution Control Revenue
     SFMR   - Single Family Mortgage Revenue
     TRAN   - Tax & Revenue Anticipation Note
     USTN   - United States Treasury Notes


See notes to financial statements.


18


STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2000                       ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                      PRIME       GOVERNMENT       TAX-FREE
                                    PORTFOLIO      PORTFOLIO       PORTFOLIO
                                ---------------  -------------   -------------

INVESTMENT INCOME
  Interest                      $  186,050,063   $  37,239,126   $  21,376,865

EXPENSES
  Advisory fee (Note B)              6,579,298       1,354,952       1,167,284
  Distribution fee - Class B         1,344,851         220,995         290,124
  Distribution fee - Class C           156,865          32,194          74,026
  Registration                         809,400         192,920         207,773
  Custodian                            368,115         181,766         148,935
  Audit and legal                       94,711          23,135          22,668
  Printing                              69,253          14,116          13,108
  Transfer agency                       37,350          31,958          23,986
  Directors' fees                       12,500           5,400           5,400
  Miscellaneous                         15,856           3,887           2,709
  Total expenses                     9,488,199       2,061,323       1,956,013
  Less: expense reimbursement       (1,407,184)       (453,182)       (424,617)
  Net expenses                       8,081,015       1,608,141       1,531,396
  Net investment income            177,969,048      35,630,985      19,845,469

REALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on
    investment transactions             29,650          (6,628)             -0-

NET INCREASE IN NET ASSETS
FROM OPERATIONS                 $  177,998,698   $  35,624,357   $  19,845,469


See notes to financial statements.


19


STATEMENT OF OPERATIONS
(CONTINUED)                                     ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                     TRUST         TREASURY
                                                   PORTFOLIO       PORTFOLIO
                                                 -------------   -------------
INVESTMENT INCOME
  Interest                                       $  42,380,394   $  13,352,577

EXPENSES
  Advisory fee (Note B)                              3,385,399         488,765
  Distribution fee - Class B                                -0-         65,929
  Distribution fee - Class C                                -0-        437,214
  Registration                                         216,064         123,934
  Custodian                                            198,259         152,943
  Audit and legal                                       28,216          14,130
  Transfer agency                                       23,976          19,455
  Printing                                              18,667           7,876
  Directors' fees                                       12,500           5,400
  Miscellaneous                                          4,485           1,891
  Total expenses                                     3,887,566       1,317,537
  Less: expense reimbursement                         (126,012)       (325,623)
  Net expenses                                       3,761,554         991,914
  Net investment income                             38,618,840      12,360,663

REALIZED GAIN ON INVESTMENTS
  Net realized gain on
    investment transactions                              8,395           6,649

NET INCREASE IN NET ASSETS
FROM OPERATIONS                                  $  38,627,235   $  12,367,312


See notes to financial statements.


20


STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                         PRIME PORTFOLIO             GOVERNMENT PORTFOLIO
                                ------------------------------   -----------------------------
                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                APRIL 30, 2000  APRIL 30, 1999  APRIL 30, 2000  APRIL 30, 1999
                                --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
  Net investment income         $  177,969,048  $  110,356,958    $ 35,630,985   $ 21,239,747
  Net realized gain (loss)
    on investment transactions          29,650          46,911          (6,628)           189
  Net increase in net assets
    from operations                177,998,698     110,403,869      35,624,357     21,239,936

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
  Class A                         (101,483,436)    (99,429,944)    (23,500,642)   (18,006,917)
  Class B                          (73,168,580)     (9,997,982)    (11,472,793)    (3,119,916)
  Class C                           (3,317,032)       (929,032)       (657,550)      (112,914)

CAPITAL STOCK TRANSACTIONS
  Net increase                   1,569,646,842     480,524,899     121,768,887    259,233,401
  Total increase                 1,569,676,492     480,571,810     121,762,259    259,233,590

NET ASSETS
  Beginning of year              2,245,264,668   1,764,692,858     533,694,965    274,461,375
  End of year                 $  3,814,941,160  $2,245,264,668    $655,457,224   $533,694,965


See notes to financial statements.


21


STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)                                     ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                        TAX-FREE PORTFOLIO               TRUST PORTFOLIO
                                ------------------------------   -----------------------------
                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                APRIL 30, 2000  APRIL 30, 1999  APRIL 30, 2000  APRIL 30, 1999
                                --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
  Net investment income          $  19,845,469   $  12,818,592   $  38,618,840   $  23,966,420
  Net realized gain on
    investment transactions                 -0-             -0-          8,395           3,996
  Net increase in net assets
    from operations                 19,845,469      12,818,592      38,627,235      23,970,416

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
  Class A                           (9,112,022)    (10,300,293)    (38,618,840)    (23,966,420)
  Class B                           (9,775,850)     (2,487,651)             -0-             -0-
  Class C                             (957,597)        (30,648)             -0-             -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                     380,308,933     157,206,086      44,255,845     404,533,541
  Total increase                   380,308,933     157,206,086      44,264,240     404,537,537

NET ASSETS
  Beginning of year                450,969,732     293,763,646     795,029,570     390,492,033
  End of year                   $  831,278,665  $  450,969,732  $  839,293,810  $  795,029,570


See notes to financial statements.


22


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                   TREASURY PORTFOLIO
                                            ----------------------------------
                                              YEAR ENDED       PERIOD ENDED
                                           APRIL 30, 2000    APRIL 30, 1999(A)
                                           --------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                     $  12,360,663      $  1,134,136
  Net realized gain (loss)
    on investment transactions                      6,649            (2,192)
  Net increase in net assets
    from operations                            12,367,312         1,131,944

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
  Class A                                        (179,288)         (333,222)
  Class B                                      (3,325,008)         (178,256)
  Class C                                      (8,856,367)         (622,809)

CAPITAL STOCK TRANSACTIONS
  Net increase                                387,134,645        52,034,680
  Total increase                              387,141,294        52,032,337

NET ASSETS
  Beginning of period                          52,032,337                -0-
  End of period                            $  439,173,631     $  52,032,337


(a)  Commencement of operations, June 29, 1998.
     See notes to financial statements.



23


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000                                  ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of five Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio and Treasury Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury and Tax-Free Portfolios offer all three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount on tax-exempt securities is credited to unrealized gain.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the year ended April 30, 2000 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government, Tax-Free and Treasury Portfolios and .45% of average daily net assets for the Trust Portfolio. For the year ended April 30, 2000, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the year ended April 30, 2000, reimbursement was $1,407,184, $453,182, $424,617,
$126,012 and $325,623 for the Prime, Government, Tax-Free, Trust and Treasury Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Trust and Treasury Portfolios was $18,000 per Portfolio, for the year ended April 30, 2000.

For the year ended April 30, 2000, the Fund's expenses were reduced by $1,196, $454, $213, $526 and $305 for the Prime, Government, Tax-Free, Trust and Treasury Portfolios, respectively under an expense offset arrangement with Alliance Fund Services, Inc.


24


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE C: DISTRIBUTION AGREEMENT
The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government, Tax-Free and Treasury Portfolios and
 .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Tax-Free and Treasury Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
At April 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2000 the Treasury Portfolio had accumulated undistributed net realized gains of $4,306. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 2000 of $107,159, of which $41,405 expires in 2003, $40,007 in 2004 and $25,747 in the year 2005; the Government Portfolio had a capital loss carryforward of $131,144, of which $8,540 expires in 2001, $51,091 in 2002, $23,230 in 2003,
$30,512 in 2004, $16,002 in the year 2005 and $1,769 in the year 2008; the
Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,170 expires in 2002, $76,925 in 2004, and $400 in 2005; the Trust Portfolio had a capital loss carryforward of $31,369, of which $29,118 expires in 2004, and $2,251 in the year 2005. At April 30, 2000 the Government Portfolio had deferred capital losses occurring subsequent to October 31, 1999 of $5,644. For tax purposes, such losses will be reflected in the year ending April 30, 2001.


NOTE E: CAPITAL STOCK
There are 75,000,000,000 shares authorized. The Board of Directors on December 6, 1999 approved the reduction of the par value of each share of common stock from $.01 to $.0005. At April 30, 2000, capital paid-in aggregated $3,815,048,319 on Prime Portfolio, $655,594,012 on Government Portfolio, $831,362,160 on Tax-Free Portfolio, $839,325,179 on Trust Portfolio and $439,169,325 on Treasury Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                        PRIME PORTFOLIO
                                              ---------------------------------
                                                 YEAR ENDED        YEAR ENDED
                                                  APRIL 30,         APRIL 30,
                                                    2000              1999
                                              --------------    ---------------
CLASS A
Shares sold                                   17,432,935,021    23,622,009,804
Shares issued on reinvestments
  of dividends                                   101,483,436        99,429,944
Shares redeemed                              (17,416,989,217)  (23,815,300,171)
Net increase (decrease)                          117,429,240       (93,860,423)


25


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                     PRIME PORTFOLIO
                                              ---------------------------------
                                                YEAR ENDED     AUGUST 14, 1998*
                                                  APRIL 30,          TO
                                                    2000        APRIL 30, 1999
                                              --------------    ---------------
CLASS B
Shares sold                                   11,185,317,273     2,348,283,090
Shares issued on reinvestments
  of dividends                                    73,168,580         9,997,982
Shares redeemed                               (9,923,263,140)   (1,822,214,093)
Net increase                                   1,335,222,713       536,066,979


                                                YEAR ENDED      JULY 13, 1998*
                                                 APRIL 30,           TO
                                                   2000         APRIL 30, 1999
                                              --------------    ---------------
CLASS C
Shares sold                                      342,712,572       103,018,527
Shares issued on reinvestments
  of dividends                                     3,317,032           929,032
Shares redeemed                                 (229,034,715)      (65,629,216)
Net increase                                     116,994,889        38,318,343


                                                    GOVERNMENT PORTFOLIO
                                               --------------------------------
                                                YEAR ENDED        YEAR ENDED
                                                 APRIL 30,         APRIL 30,
                                                   2000              1999
                                              --------------    ---------------
CLASS A
Shares sold                                    3,762,833,361     2,628,953,985
Shares issued on reinvestments
  of dividends                                    23,500,642        18,006,917
Shares redeemed                               (3,738,467,442)   (2,527,052,342)
Net increase                                      47,866,561       119,908,560


                                                YEAR ENDED     AUGUST 7, 1998*
                                                  APRIL 30,          TO
                                                    2000        APRIL 30, 1999
                                              --------------    ---------------
CLASS B
Shares sold                                    1,412,214,581       333,938,088
Shares issued on reinvestments
  of dividends                                    11,472,793         3,119,916
Shares redeemed                               (1,362,097,417)     (200,956,657)
Net increase                                      61,589,957       136,101,347


                                               YEAR ENDED     OCTOBER 21, 1998*
                                                 APRIL 30,           TO
                                                   2000         APRIL 30, 1999
                                              --------------    ---------------
CLASS C
Shares sold                                       63,951,836        17,279,127
Shares issued on reinvestments
of dividends                                         657,550           112,914
Shares redeemed                                  (52,297,017)      (14,168,547)
Net increase                                      12,312,369         3,223,494


*    Commencement of distribution.


26


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                    TAX-FREE PORTFOLIO
                                               --------------------------------
                                                YEAR ENDED        YEAR ENDED
                                                 APRIL 30,         APRIL 30,
                                                   2000              1999
                                              --------------    ---------------

CLASS A
Shares sold                                    1,542,876,825     2,015,274,013
Shares issued on reinvestments
  of dividends                                     9,112,022        10,300,293
Shares redeemed                               (1,401,140,709)   (2,063,324,585)
Net increase (decrease)                          150,848,138       (37,750,279)


                                                YEAR ENDED     AUGUST 17, 1998*
                                                 APRIL 30,             TO
                                                   2000          APRIL 30, 1999
                                              --------------    ---------------
CLASS B
Shares sold                                      966,284,862       618,511,568
Shares issued on reinvestments
  of dividends                                     9,775,850         2,487,651
Shares redeemed                                 (793,467,000)     (428,269,001)
Net increase                                     182,593,712       192,730,218


                                                YEAR ENDED    SEPTEMBER 8, 1998*
                                                  APRIL 30,           TO
                                                    2000        APRIL 30, 1999
                                              --------------    ---------------
CLASS C
Shares sold                                      206,824,311        10,344,376
Shares issued on reinvestments
  of dividends                                       957,597            30,648
Shares redeemed                                 (160,914,825)       (8,148,877)
Net increase                                      46,867,083         2,226,147


                                                       TRUST PORTFOLIO
                                               --------------------------------
                                                YEAR ENDED        YEAR ENDED
                                                 APRIL 30,         APRIL 30,
                                                   2000              1999
                                              --------------    ---------------
CLASS A
Shares sold                                    3,025,202,725     2,122,594,704
Shares issued on reinvestments
  of dividends                                    38,618,840        23,966,420
Shares redeemed                               (3,019,565,720)   (1,742,027,583)
Net increase                                      44,255,845       404,533,541


                                                      TREASURY PORTFOLIO
                                               --------------------------------
                                                YEAR ENDED      JUNE 29, 1998*
                                                 APRIL 30,            TO
                                                   2000         APRIL 30, 1999
                                              --------------    ---------------
CLASS A
Shares sold                                        7,883,277        19,859,145
Shares issued on reinvestments
  of dividends                                       179,288           333,222
Shares redeemed                                   (8,236,056)      (16,124,882)
Net increase (decrease)                             (173,491)        4,067,485


*    Commencement of distribution.


27


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                   TREASURY PORTFOLIO
                                               --------------------------------
                                                YEAR ENDED   DECEMBER 31, 1998*
                                                  APRIL 30,               TO
                                                    2000        APRIL 30, 1999
                                              --------------    ---------------
CLASS B
Shares sold                                      134,376,295        40,092,172
Shares issued on reinvestments
  of dividends                                     3,325,008           178,256
Shares redeemed                                  (67,223,121)      (25,384,662)
Net increase                                      70,478,182        14,885,766


                                                YEAR ENDED    OCTOBER 15, 1998*
                                                 APRIL 30,               TO
                                                   2000        APRIL 30, 1999
                                              --------------    ---------------
CLASS C
Shares sold                                    1,668,329,779       131,076,991
Shares issued on reinvestments
  of dividends                                     8,856,367           622,809
Shares redeemed                               (1,360,356,192)      (98,618,371)
Net increase                                     316,829,954        33,081,429


*    Commencement of distribution.


28


FINANCIAL HIGHLIGHTS                            ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     PRIME PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                                2000         1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0540        .0518        .0552        .0530        .0560

LESS: DIVIDENDS
Dividends from net investment income          (.0540)      (.0518)      (.0552)      (.0530)      (.0560)
Net asset value, end of year                 $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.54%        5.31%        5.68%        5.44%        5.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $1,788       $1,671       $1,765         $867         $493
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .24%         .24%         .24%         .29%         .32%
  Net investment income (a)                     5.39%        5.16%        5.52%        5.31%        5.54%

                                                          PRIME PORTFOLIO
                                                   -------------------------
                                                            CLASS B
                                                   -------------------------
                                                                  AUGUST 14,
                                                      YEAR          1998(c)
                                                      ENDED           TO
                                                    APRIL 30,      APRIL 30,
                                                      2000           1999
                                                   ----------     ----------

Net asset value, beginning of period                 $  1.00        $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                              .0530          .0358

LESS: DIVIDENDS
Dividends from net investment income                  (.0530)        (.0358)
Net asset value, end of period                       $  1.00        $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                                   5.44%          3.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $1,871           $536
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                                       .30%           .30%(d)
  Expenses, before waivers and
    reimbursements                                       .34%           .36%(d)
  Net investment income (a)                             5.44%          4.82%(d)


See footnote summary on page 37.


29


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       PRIME PORTFOLIO
                                                  -------------------------
                                                           CLASS C
                                                  -------------------------
                                                                   JULY 13,
                                                      YEAR         1998(c)
                                                     ENDED            TO
                                                   APRIL 30,       APRIL 30,
                                                      2000)          1999
                                                   ----------     ----------
Net asset value, beginning of period                 $  1.00        $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                              .0515          .0392

LESS: DIVIDENDS
Dividends from net investment income                   (0515)        (.0392)
Net asset value, end of period                       $  1.00        $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                                   5.28%          3.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $155            $38
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                                       .45%           .45%(d)
  Expenses, before waivers and
    reimbursements                                       .50%           .51%(d)
  Net investment income (a)                             5.29%          4.70%(d)


See footnote summary on page 37.


30


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                GOVERNMENT PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                                2000         1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0527        .0505        .0543        .0519        .0552

LESS: DIVIDENDS
Dividends from net investment income          (.0527)      (.0505)      (.0543)      (.0519)      (.0552)
Net asset value, end of year                 $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.40%        5.18%        5.58%        5.33%        5.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $442         $394         $275         $327         $151
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .27%         .29%         .28%         .35%         .36%
  Net investment income (a)                     5.30%        5.01%        5.43%        5.22%        5.50%


                                            GOVERNMENT PORTFOLIO
                                            ----------------------
                                                   CLASS B
                                            ----------------------
                                                         AUGUST 7,
                                              YEAR        1998(c)
                                             ENDED          TO
                                            APRIL 30,    APRIL 30,
                                              2000         1999
                                            ---------   -----------
Net asset value, beginning of period         $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0516        .0361

LESS: DIVIDENDS
Dividends from net investment income          (.0516)      (.0361)
Net asset value, end of period               $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.29%        3.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $198         $136
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%(d)
  Expenses, before waivers and
    reimbursements                               .37%         .41%(d)
Net investment income (a)                       5.19%        4.73%(d)


See footnote summary on page 37.


31


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                             GOVERNMENT PORTFOLIO
                                            ----------------------
                                                     CLASS C
                                            ----------------------
                                                         OCTOBER 21,
                                               YEAR        1998(c)
                                              ENDED          TO
                                            APRIL 30,     APRIL 30,
                                               2000         1999
                                            --------      --------
Net asset value, beginning of period         $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0502        .0243

LESS: DIVIDENDS
Dividends from net investment income          (.0502)      (.0243)
Net asset value, end of period               $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.14%        2.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $16           $3
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%(d)
  Expenses, before waivers and
    reimbursements                               .52%         .56%(d)
Net investment income (a)                       5.11%        4.55%(d)


See footnote summary on page 37.


32

                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                TAX-FREE PORTFOLIO
                                            -----------------------------------------------------------------
                                                                       CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED APRIL 30,
                                                2000         1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0342        .0321        .0363        .0347        .0372

LESS: DIVIDENDS
Dividends from net investment income          (.0342)      (.0321)      (.0363)      (.0347)      (.0372)
Net asset value, end of year                 $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           3.47%        3.26%        3.70%        3.53%        3.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $407         $256         $294         $183         $184
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .28%         .28%         .28%         .33%         .48%
  Net investment income (a)                     3.45%        3.22%        3.61%        3.46%        3.73%


                                               TAX-FREE PORTFOLIO
                                            ----------------------
                                                    CLASS B
                                            ----------------------
                                                         AUGUST 17,
                                               YEAR        1998(c)
                                               ENDED         TO
                                            APRIL 30,     APRIL 30,
                                               2000         1999
                                            --------      ---------
Net asset value, beginning of period         $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0333        .0210

LESS: DIVIDENDS
Dividends from net investment income          (.0333)      (.0210)
Net asset value, end of period               $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           3.37%        2.13%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $375         $193
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%(d)
  Expenses, before waivers and
    reimbursements                               .37%         .42%(d)
  Net investment income (a)                     3.37%        2.88%(d)



See footnote summary on page 37.


33


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                             TAX-FREE PORTFOLIO
                                             ----------------------
                                                    CLASS C
                                             ----------------------
                                                         SEPTEMBER 8,
                                                YEAR       1998(c)
                                               ENDED         TO
                                             APRIL 30,    APRIL 30,
                                                2000         1999
                                             --------     ---------
Net asset value, beginning of period         $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0318        .0184

LESS: DIVIDENDS
Dividends from net investment income          (.0318)      (.0184)
Net asset value, end of period               $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           3.22%        1.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $49           $2
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%(d)
  Expenses, before waivers and
    reimbursements                               .51%         .57%(d)
  Net investment income (a)                     3.23%        2.69%(d)



See footnote summary on page 37.


34


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                  TRUST PORTFOLIO
                                            -----------------------------------------------------------------
                                                                       CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED APRIL 30,
                                                2000         1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0511        .0489        .0523        .0492        .0527

LESS: DIVIDENDS
Dividends from net investment income          (.0511)      (.0489)      (.0523)      (.0492)      (.0527)
Net asset value, end of year                 $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.23%        5.01%        5.37%        5.04%        5.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $839         $795         $391         $176         $170
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .50%         .50%         .49%         .50%         .50%
  Expenses, before waivers and
    reimbursements                               .52%         .55%         .54%         .57%         .60%
  Net investment income (a)                     5.13%        4.85%        5.23%        4.93%        5.28%



See footnote summary on page 37.


35


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                             TREASURY PORTFOLIO
                                             ----------------------
                                                   CLASS A
                                             ----------------------
                                                          JUNE 29,
                                                YEAR        1998(c)
                                               ENDED         TO
                                             APRIL 30,    APRIL 30,
                                               2000         1999
                                             --------     ---------
Net asset value, beginning of period         $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0504        .0401

LESS: DIVIDENDS
Dividends from net investment income          (.0504)      (.0401)
Net asset value, end of period               $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.15%        4.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $4           $4
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%(d)
  Expenses, before waivers and
    reimbursements                               .59%        1.42%(d)
  Net investment income (a)                     5.03%        4.82%(d)


                                              TREASURY PORTFOLIO
                                             ----------------------
                                                    CLASS B
                                             ----------------------
                                                         DECEMBER 31,
                                                YEAR        1998(c)
                                               ENDED          TO
                                             APRIL 30,     APRIL 30,
                                                2000         1999
                                             --------     ---------
Net asset value, beginning of period         $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0494        .0143

LESS: DIVIDENDS
Dividends from net investment income          (.0494)      (.0143)
Net asset value, end of period               $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.05%        1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $85          $15
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%(d)
  Expenses, before waivers and
    reimbursements                               .47%        1.08%(d)
  Net investment income (a)                     5.04%        4.42%(d)



See footnote summary on page 37.


36


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                             TREASURY PORTFOLIO
                                             ----------------------
                                                    CLASS C
                                             ----------------------
                                                        OCTOBER 15,
                                               YEAR        1998(c)
                                              ENDED          TO
                                            APRIL 30,     APRIL 30,
                                               2000         1999
                                             --------     --------
Net asset value, beginning of period         $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0479        .0248

LESS: DIVIDENDS
Dividends from net investment income          (.0479)      (.0248)
Net asset value, end of period               $  1.00      $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.89%        2.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $350          $33
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%(d)
  Expenses, before waivers and
    reimbursements                               .56%         .99%(d)
  Net investment income (a)                     5.06%        4.27%(d)


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)  Commencement of distribution.

(d)  Annualized.


37


REPORT OF INDEPENDENT ACCOUNTANTS               ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE INSTITUTIONAL RESERVES, INC.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Institutional Reserves--Prime, Government, Tax-Free, Trust and Treasury Portfolios (the "Fund") at April 30, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended April 30, 1999, including the financial highlights for each of the periods ended prior to May 1, 1999, were audited by other independent accountants whose report dated May 27, 1999, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

New York, New York
May 26, 2000


38


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

ALLIANCE INSTITUTIONAL RESERVES, INC.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
ANDREW M. ARAN, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
JOSEPH DONA, VICE PRESIDENT
FRANCES M. DUNN, VICE PRESIDENT
JOSEPH R. LA SPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the audit committee.

     DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R    THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE
CAPITAL MANAGEMENT L.P.


39


INTRESAR0400